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October 6, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	The Merger Fund VL
1933 Act/Rule 497(j)
File Nos. 333-102461 and 811- 21279
Post-Effective Amendment No. 39

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on October 1, 2021.

Please contact Holly van den Toorn at 404-845-7679 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc:	Holly van den Toorn
cc:	Ralph Summa

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